Subordinated Liabilities - Additional Information (Detail) - GBP (£)	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of subordinated liabilities [line items]
Defaults of principal, interest or other breaches with respect to subordinated liabilities	£ 0		£ 0
Par value per share	£ 1	£ 1	£ 1
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%		7.375%
7.375% 20 Year Step-up Perpetual Callable Subordinated Notes [member] | Santander UK Plc [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.375%
7.125% 30 Year Step-up Perpetual Callable Subordinated Notes [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.125%		7.125%
7.125% 30 Year Step-up Perpetual Callable Subordinated Notes [member] | Santander UK Plc [member]
Disclosure of subordinated liabilities [line items]
Interest rate	7.125%
10.0625% Exchangeable Capital Securities [member]
Disclosure of subordinated liabilities [line items]
Interest rate	10.0625%		10.0625%
10.0625% Exchangeable Capital Securities [member] | Santander UK Plc [member]
Disclosure of subordinated liabilities [line items]
Interest rate	10.0625%
10.375% exchangeable subordinated capital securities [member]
Disclosure of subordinated liabilities [line items]
Interest rate	10.375%
10.375% non-cumulative non-redeemable sterling preference shares [member]
Disclosure of subordinated liabilities [line items]
Par value per share	£ 1